Risk Management Activities (Fair Value of Commodity Derivatives) (Details) - Commodity derivative instruments, net - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Derivative asset, gross derivative asset	$ 11,701	$ 457
Derivative asset, gross derivative liabilities	(73)	(92)
Derivative asset, fair value, net	11,628	365
Derivative liability, gross derivative assets	(254)	(474)
Derivative liability, gross derivative liabilities	73	92
Derivative liability, fair value, net	(181)	(382)
Other current assets
Derivative [Line Items]
Derivative asset, gross derivative asset	1,036	457
Derivative asset, gross derivative liabilities	(72)	(92)
Derivative asset, fair value, net	964	365
Risk management assets - long term
Derivative [Line Items]
Derivative asset, gross derivative asset	10,665	0
Derivative asset, gross derivative liabilities	(1)	0
Derivative asset, fair value, net	10,664	0
Accrued expenses and other current liabilities
Derivative [Line Items]
Derivative liability, gross derivative assets	(253)	(450)
Derivative liability, gross derivative liabilities	72	92
Derivative liability, fair value, net	(181)	(358)
Other liabilities
Derivative [Line Items]
Derivative liability, gross derivative assets	(1)	(24)
Derivative liability, gross derivative liabilities	1	0
Derivative liability, fair value, net	$ 0	$ (24)